Taxation - Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current taxation
Share-based payments		£ (14)	£ 1
Defined benefit plans		(18)	16
Current Tax On Fair Value Movements On Cash Flow Hedges Charged Or Credited Directly To Comprehensive Income	£ 5	12
Current Tax On Fair Value Movements On Equity Investments Charged Or Credited Directly To Comprehensive Income	36	89
Total equity and comprehensive income	41	69	17
Deferred taxation
Share-based payments	(11)	18	18
Defined benefit plans	223	(51)	173
Fair value movements on cash flow hedges	3	6	16
Fair value movements on equity investments	(167)	131	(95)
Total equity and comprehensive income	48	104	112
Total credit to equity and statement of comprehensive income	£ 89	£ 173	£ 129